Credit impairment charges (Details) - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges			£ 1,214	£ 774		£ 1,724	[1]
Provision for undrawn contractually committed facilities and guarantees provided			55	(48)		14	[1]
Loans impairment, impairment charges			1,269	726		1,738	[1]
Loans and advances, recoveries	[2]		(73)	(86)		(188)	[1]
Provision for undrawn contractually committed facilities and guarantees provided, recoveries	[2]		0	0		0	[1]
Loans impairment, recoveries	[2],[3]		(73)	(86)		(188)	[1]
Impairment charges	[3]		1,275	729		1,741	[1]
Recoveries	[2]		(73)	(86)		(188)	[1]
Credit impairment charges	[3]		1,202	643	[4]	1,553	[1],[4],[5]
Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans impairment, impairment charges			55	(48)		14
Loans impairment, recoveries	[6]			(48)
UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		£ 217				929
Recoveries		(16)				(146)
Credit impairment charges		£ 201	0			783
Financial Investments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			0	0		3	[1]
Recoveries	[2]		0	0		0	[1]
Credit impairment charges			0	0		3	[1]
Financial assets at fair value through other comprehensive income [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			0	4		0	[1]
Recoveries	[2]		0	0		0	[1]
Credit impairment charges			0	4		0	[1]
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges			1,141	688		1,536
Loans and advances [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges			1,196	640		1,550
Cash collateral and settlement balances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			1	(1)		0	[1]
Recoveries	[2]		0	0		0	[1]
Credit impairment charges			1	(1)		0	[1]
Other financial assets [member] | Financial assets at amortised cost [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges			5	0		0
Recoveries	[2]		0	0		0
Credit impairment charges			£ 5	£ 0		£ 0

[1]	2017 numbers are pre sented on an IAS 39 basis
[2]	Cash recoveries of previously written off amounts
[3]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[4]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[5]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[6]

Impairment r elease of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.